Capital Stock and Changes in Capital Accounts, Warrants (Details)	Jun. 30, 2025 $ / shares shares
Class A Warrants [Member]
Warrants [Abstract]
Warrants outstanding (in shares)	14,474,000
Common shares called by warrants (in shares)	2,895
Warrant exercise price (in dollars per share) | $ / shares	$ 3,850
Class B Warrants [Member]
Warrants [Abstract]
Warrants outstanding (in shares)	15,000,000
Common shares called by warrants (in shares)	30,000
Warrant exercise price (in dollars per share) | $ / shares	$ 505